Leases (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of leases [Abstract]
Disclosure of maturity analysis of operating lease payments	The table below shows the timing of the undiscounted cash outflows for the lease liabilities included on the balance sheet.

		$ million
	2025	2024
Undiscounted lease liability cash flows due:
Within 1 year	3,596	3,237
1 to 2 years	2,906	2,418
2 to 3 years	2,222	1,798
3 to 4 years	1,620	1,394
4 to 5 years	1,481	1,099
5 to 10 years	4,076	3,039
Over 10 years	3,435	1,283
	19,336	14,268
Impact of discounting	(4,765)	(2,268)
Lease liabilities at 31 December	14,571	12,000
Of which – current	2,832	2,660
– non-current	11,739	9,340

Disclosure of quantitative information about right-of-use assets [text block]

		$ million
	2025	2024
Total cash outflow for amounts included in lease liabilities	3,727	3,283
Expense for variable payments not included in the lease liability[a]	61	45
Short-term lease expense[a]	286	499
Additions to right-of-use assets in the period	4,349	3,781
Gain (loss) on sale and leaseback transactions	1	—
aThe cash outflows for amounts not included in lease liabilities approximate the income statement expenses disclosed above.